UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                     ---------

                            The Gabelli Utility Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                               [GRAPHIC OMITTED]
                                                                     THE GABELLI
                                                                   UTILITY TRUST

                            THE GABELLI UTILITY TRUST

                              Third Quarter Report
                               September 30, 2007

TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The Gabelli Utility Trust's (the "Fund") total return was 0.05% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Utilities Index rose 1.95% and the Lipper Utility Fund Average rose 2.07%. The Fund's market price on September 30, 2007 was $9.34, which equates to a 16.31% premium to its NAV of $8.03. The Fund's market price, adjusted for distributions, declined 1.26% during the first quarter of 2007.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (a)
              -----------------------------------------------------

                                                                                    Since
                                                                                  Inception
                                             Quarter   1 Year   3 Year   5 Year   (07/09/99)
                                             -------   ------   ------   ------  -----------
GABELLI UTILITY TRUST
   NAV TOTAL RETURN (b) ..................     0.05%   16.35%   16.54%   16.59%     10.87%
   INVESTMENT TOTAL RETURN (c) ...........    (1.26)    7.54     7.03     9.74      11.29
S&P 500 Utilities Index ..................     1.95    21.15    20.74    20.89       6.51
Lipper Utility Fund Average ..............     2.07    25.72    22.00    22.23       7.65

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS
     UTILITY STOCK PERFORMANCE. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, AND ADJUSTMENTS FOR RIGHTS OFFERINGS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $7.50.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $7.50.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                       ------------
               COMMON STOCKS -- 88.7%
               ENERGY AND UTILITIES -- 74.4%
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.2%
      11,500   Ormat Technologies Inc. .........................   $    532,910
                                                                   ------------
               ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 44.8%
     313,000   Allegheny Energy Inc.+ ..........................     16,357,380
      23,000   ALLETE Inc. .....................................      1,029,480
      75,000   Alliant Energy Corp. ............................      2,874,000
      10,000   Ameren Corp. ....................................        525,000
      80,000   American Electric Power Co. Inc. ................      3,686,400
   1,000,000   Aquila Inc.+ ....................................      4,010,000
      10,000   Avista Corp. ....................................        203,500
      35,000   Black Hills Corp. ...............................      1,435,700
      30,000   Cleco Corp. .....................................        758,100
     170,000   CMS Energy Corp. ................................      2,859,400
      70,000   Constellation Energy Group Inc. .................      6,005,300
       1,000   Dominion Resources Inc. .........................         84,300
     160,000   DPL Inc. ........................................      4,201,600
      24,000   DTE Energy Co. ..................................      1,162,560
     200,000   Duke Energy Corp. ...............................      3,738,000
      90,000   Edison International ............................      4,990,500
     189,300   El Paso Electric Co.+ ...........................      4,378,509
       3,000   Entergy Corp. ...................................        324,870
      52,000   FirstEnergy Corp. ...............................      3,293,680
     134,900   Florida Public Utilities Co. ....................      1,591,820
      90,000   FPL Group Inc. ..................................      5,479,200
     105,000   Great Plains Energy Inc. ........................      3,025,050
      50,000   Hawaiian Electric Industries Inc. ...............      1,085,500
      92,000   Integrys Energy Group Inc. ......................      4,713,160
      60,000   Maine & Maritimes Corp.+ ........................      1,699,200
      66,000   MGE Energy Inc. .................................      2,207,040
      45,000   NiSource Inc. ...................................        861,300
      95,000   NorthWestern Corp. ..............................      2,581,150
     100,000   OGE Energy Corp. ................................      3,310,000
      24,000   Otter Tail Corp. ................................        855,600
      48,000   PG&E Corp. ......................................      2,294,400
      20,000   PNM Resources Inc. ..............................        465,600
     100,000   Progress Energy Inc. ............................      4,685,000
      40,000   Progress Energy Inc., CVO+ (a) ..................         13,200
      19,000   Public Service Enterprise Group Inc. ............      1,671,810
      35,000   Puget Energy Inc. ...............................        856,450
      60,000   SCANA Corp. .....................................      2,324,400
      30,000   Sierra Pacific Resources ........................        471,900
     105,000   TECO Energy Inc. ................................      1,725,150
      20,000   The Empire District Electric Co. ................        451,800
     100,000   TXU Corp. .......................................      6,847,000
     145,000   Unisource Energy Corp. ..........................      4,334,050
      35,000   Unitil Corp. ....................................      1,032,500
      47,000   Vectren Corp. ...................................      1,282,630
     252,500   Westar Energy Inc. ..............................      6,201,400

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                       ------------
      85,000   Wisconsin Energy Corp. ..........................   $  3,827,550
     200,000   Xcel Energy Inc. ................................      4,308,000
                                                                   ------------
                                                                    132,120,139
                                                                   ------------
               ENERGY AND UTILITIES:
               ELECTRIC TRANSMISSION AND DISTRIBUTION -- 6.9%
      50,000   CH Energy Group Inc. ............................      2,390,000
      57,000   Consolidated Edison Inc. ........................      2,639,100
      80,000   Energy East Corp. ...............................      2,164,000
     135,000   Northeast Utilities .............................      3,856,950
     215,000   NSTAR ...........................................      7,484,150
      22,500   Pepco Holdings Inc. .............................        609,300
      36,666   UIL Holdings Corp. ..............................      1,154,979
                                                                   ------------
                                                                     20,298,479
                                                                   ------------
               ENERGY AND UTILITIES: GLOBAL UTILITIES -- 3.2%
       1,500   Areva SA ........................................      1,517,240
       8,000   Chubu Electric Power Co. Inc. ...................        207,200
       9,600   Electric Power Development Co. Ltd. .............        373,586
      20,000   Endesa SA (b) ...................................      1,143,322
     200,000   Enel SpA ........................................      2,264,398
     300,000   Hera SpA ........................................      1,238,432
       8,000   Hokkaido Electric Power Co. Inc. ................        173,073
       8,000   Hokuriku Electric Power Co. .....................        156,357
       1,000   Huaneng Power International Inc., ADR ...........         52,780
      30,000   Korea Electric Power Corp., ADR .................        694,500
       8,000   Kyushu Electric Power Co. Inc. ..................        211,727
       2,000   Niko Resources Ltd. .............................        195,546
       8,000   Shikoku Electric Power Co. Inc. .................        200,931
       8,000   The Chugoku Electric Power Co. Inc. .............        162,626
       8,000   The Kansai Electric Power Co. Inc. ..............        182,823
       8,000   The Tokyo Electric Power Co. Inc. ...............        201,976
      15,000   Tohoku Electric Power Co. Inc. ..................        320,594
                                                                   ------------
                                                                      9,297,111
                                                                   ------------
               ENERGY AND UTILITIES: MERCHANT ENERGY -- 1.8%
      20,000   Calpine Corp.+ ..................................         30,000
      35,810   Dynegy Inc., Cl. A+ .............................        330,885
       8,130   Mirant Corp.+ ...................................        330,728
     300,000   Mirant Corp. Escrow+ (a) ........................              0
     230,000   The AES Corp.+ ..................................      4,609,200
                                                                   ------------
                                                                      5,300,813
                                                                   ------------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.0%
     170,000   El Paso Corp. ...................................      2,884,900
      34,000   EnergySouth Inc. ................................      1,714,280
     105,000   National Fuel Gas Co. ...........................      4,915,050
     100,000   ONEOK Inc. ......................................      4,740,000
     110,000   Southern Union Co. ..............................      3,422,100
                                                                   ------------
                                                                     17,676,330
                                                                   ------------

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                       ------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES (CONTINUED)
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 5.8%
      27,000   AGL Resources Inc. ..............................   $  1,069,740
      50,000   Atmos Energy Corp. ..............................      1,416,000
      10,000   Chesapeake Utilities Corp. ......................        339,900
       6,000   Corning Natural Gas Corp.+ ......................         98,100
      29,700   Delta Natural Gas Co. Inc. ......................        730,917
      90,000   Nicor Inc. ......................................      3,861,000
      35,000   Piedmont Natural Gas Co. Inc. ...................        878,150
       1,000   Questar Corp. ...................................         52,530
       6,000   RGC Resources Inc. ..............................        160,140
     308,900   SEMCO Energy Inc.+ ..............................      2,437,221
     130,000   Southwest Gas Corp. .............................      3,677,700
     100,000   Spectra Energy Corp. ............................      2,448,000
                                                                   ------------
                                                                     17,169,398
                                                                   ------------
               ENERGY AND UTILITIES: NATURAL RESOURCES -- 1.2%
       4,000   Anadarko Petroleum Corp. ........................        215,000
      20,000   Compania de Minas
                  Buenaventura SA, ADR .........................        955,600
      20,000   Exxon Mobil Corp. ...............................      1,851,200
       3,000   Peabody Energy Corp. ............................        143,610
       4,000   Royal Dutch Shell plc, Cl. A, ADR ...............        328,720
                                                                   ------------
                                                                      3,494,130
                                                                   ------------
               ENERGY AND UTILITIES: SERVICES -- 0.6%
      70,000   ABB Ltd., ADR ...................................      1,836,100
                                                                   ------------
               ENERGY AND UTILITIES: WATER -- 2.8%
      14,000   American States Water Co. .......................        546,000
      21,333   Aqua America Inc. ...............................        483,832
      24,750   Artesian Resources Corp., Cl. A .................        470,250
      20,500   BIW Ltd. ........................................        476,625
      20,520   California Water Service Group ..................        789,815
       7,500   Connecticut Water Service Inc. ..................        173,700
      51,333   Middlesex Water Co. .............................        970,194
      24,088   Pennichuck Corp. ................................        583,170
      80,000   SJW Corp. .......................................      2,731,200
       8,101   Southwest Water Co. .............................        102,316
      12,000   Suez SA .........................................        708,238
      12,000   Suez SA, Strips+ ................................            171
       9,000   York Water Co. ..................................        151,650
                                                                   ------------
                                                                      8,187,161
                                                                   ------------
               DIVERSIFIED INDUSTRIAL -- 1.1%
      25,000   Catalytica Energy Systems Inc.+ .................         32,000
      12,000   Cooper Industries Ltd., Cl. A ...................        613,080
      60,000   General Electric Co. ............................      2,484,000
                                                                   ------------
                                                                      3,129,080
                                                                   ------------

   SHARES/                                                            MARKET
    UNITS                                                             VALUE
------------                                                       ------------
               EQUIPMENT AND SUPPLIES -- 0.0%
      50,000   Capstone Turbine Corp.+ .........................   $     60,000
       2,000   Mueller Industries Inc. .........................         72,280
                                                                   ------------
                                                                        132,280
                                                                   ------------
               TOTAL ENERGY AND UTILITIES ......................    219,173,931
                                                                   ------------
               COMMUNICATIONS -- 12.0%
               CABLE AND SATELLITE -- 2.6%
       5,000   Cogeco Cable Inc. ...............................        221,183
      20,000   Cogeco Inc. .....................................        760,067
      10,000   Comcast Corp., Cl. A+ ...........................        241,800
      50,000   EchoStar Communications Corp., Cl. A+ ...........      2,340,500
      35,000   Liberty Global Inc., Cl. A+ .....................      1,435,700
      20,000   Liberty Global Inc., Cl. C+ .....................        773,200
      10,000   Rogers Communications Inc., Cl. B ...............        455,300
      60,000   The DIRECTV Group Inc.+ .........................      1,456,800
                                                                   ------------
                                                                      7,684,550
                                                                   ------------
               COMMUNICATIONS EQUIPMENT -- 0.4%
     280,000   The Furukawa Electric Co. Ltd. ..................      1,369,956
                                                                   ------------
               TELECOMMUNICATIONS -- 5.0%
      46,500   AT&T Inc. .......................................      1,967,415
      80,000   BCE Inc. ........................................      3,204,000
       4,350   Bell Aliant Regional
                  Communications Income Fund (a)(c) ............        140,123
      30,000   BT Group plc, ADR ...............................      1,884,900
     220,000   Cincinnati Bell Inc.+ ...........................      1,086,800
       5,000   Citizens Communications Co. .....................         71,600
      20,000   D&E Communications Inc. .........................        284,400
      30,000   Deutsche Telekom AG, ADR ........................        588,900
       2,000   France Telecom SA, ADR ..........................         66,880
         200   Hutchison Telecommunications
                  International Ltd. ...........................            278
         500   Mobistar SA .....................................         43,741
         200   PT Indosat Tbk ..................................            168
       1,200   Tele2 AB, Cl. B .................................         25,931
       6,000   Telecom Italia SpA, ADR .........................        181,620
      40,000   Touch America Holdings Inc.+ ....................              0
     115,000   Verizon Communications Inc. .....................      5,092,200
                                                                   ------------
                                                                     14,638,956
                                                                   ------------
               WIRELESS COMMUNICATIONS -- 4.0%
         600   America Movil SAB de CV, Cl. L, ADR .............         38,400
       2,000   China Mobile Ltd., ADR ..........................        164,080
       2,000   China Unicom Ltd., ADR ..........................         41,680
         200   Cosmote Mobile
                  Telecommunications SA ........................          6,873
     500,000   Dobson Communications Corp., Cl. A+ .............      6,395,000
       4,000   Mobile TeleSystems OJSC, ADR ....................        277,240
         171   MobileOne Ltd. ..................................            236

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2007 (UNAUDITED)

                                                                      MARKET
   SHARES                                                             VALUE
------------                                                       ------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS (CONTINUED)
               WIRELESS COMMUNICATIONS (CONTINUED)
         500   NTT DoCoMo Inc. .................................   $    713,881
       3,000   QUALCOMM Inc. ...................................        126,780
       3,900   Rural Cellular Corp., Cl. A+ ....................        169,650
         600   SK Telecom Co. Ltd., ADR ........................         17,820
         200   SmarTone Telecommunications
                  Holdings Ltd. ................................            248
      30,000   United States Cellular Corp.+ ...................      2,946,000
      30,000   Vimpel-Communications, ADR ......................        811,200
                                                                   ------------
                                                                     11,709,088
                                                                   ------------
               TOTAL COMMUNICATIONS ............................     35,402,550
                                                                   ------------
               OTHER -- 2.3%
               AEROSPACE -- 0.2%
      65,000   Rolls-Royce Group plc+ ..........................        694,871
                                                                   ------------
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+ .....................................         15,120
                                                                   ------------
               AVIATION: PARTS AND SERVICES -- 0.3%
       6,000   Sequa Corp., Cl. A+ .............................        994,680
                                                                   ------------
               ENTERTAINMENT -- 1.1%
     100,000   Time Warner Inc. ................................      1,836,000
      30,000   Vivendi .........................................      1,266,238
                                                                   ------------
                                                                      3,102,238
                                                                   ------------
               HEALTH CARE -- 0.3%
      10,100   Dade Behring Holdings Inc. ......................        771,135
                                                                   ------------
               PUBLISHING -- 0.0%
       3,000   Idearc Inc. .....................................         94,410
                                                                   ------------
               REAL ESTATE -- 0.1%
       6,075   Brookfield Asset Management Inc.,
                  Cl. A ........................................        233,887
                                                                   ------------
               TRANSPORTATION -- 0.3%
      20,000   GATX Corp. ......................................        855,000
                                                                   ------------
               TOTAL OTHER .....................................      6,761,341
                                                                   ------------
               TOTAL COMMON STOCKS .............................    261,337,822
                                                                   ------------
               CONVERTIBLE PREFERRED STOCKS -- 1.6%
               ENERGY AND UTILITIES -- 1.0%
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 1.0%
       2,000   El Paso Corp.,
                  4.990% Cv. Pfd. (c) ..........................      2,830,370
                                                                   ------------
               COMMUNICATIONS -- 0.6%
               TELECOMMUNICATIONS -- 0.6%
      30,000   Citizens Utilities Trust,
                  5.000% Cv. Pfd. ..............................      1,885,200
                                                                   ------------
               TOTAL CONVERTIBLE
                  PREFERRED STOCKS .............................      4,715,570
                                                                   ------------

 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
------------                                                       ------------
               CORPORATE BONDS -- 0.0%
               COMMUNICATIONS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
   $ 100,000   Williams Communications Group Inc., Escrow,
                  10.875%, 10/01/09+ (a) .......................   $          0
   SHARES
------------
               WARRANTS -- 0.2%
               ENERGY AND UTILITIES -- 0.2%
               ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.2%
      26,107   Mirant Corp., Ser. A, expire 01/03/11+ ..........        554,774
                                                                   ------------
               ENERGY AND UTILITIES: NATURAL GAS -- 0.0%
       3,000   Corning Natural Gas Corp.,
                  expire 08/17/11+ .............................              0
                                                                   ------------
               TOTAL WARRANTS ..................................        554,774
                                                                   ------------

 PRINCIPAL
  AMOUNT
------------
               REPURCHASE AGREEMENTS -- 9.5%
$ 25,119,000   Barclays Capital Inc., 3.900%,
                  dated 09/28/07, due 10/01/07,
                  proceeds at maturity,
                  $25,127,164 (d) ..............................     25,119,000
   3,000,000   Daiwa Securities America Inc., 3.850%,
                  dated 09/28/07, due 10/01/07,
                  proceeds at maturity, $3,000,963 (e) .........      3,000,000
                                                                   ------------
               TOTAL REPURCHASE
                  AGREEMENTS ...................................     28,119,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.0%
   (Cost $231,002,633) .........................................   $294,727,166
                                                                   ============
----------
            Aggregate book cost ................................   $231,002,633
                                                                   ============
            Gross unrealized appreciation ......................   $ 66,136,443
            Gross unrealized depreciation ......................     (2,411,910)
                                                                   ------------
            Net unrealized appreciation (depreciation) .........   $ 63,724,533
                                                                   ============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $153,323 or 0.05% of total investments.
(b) At September 30, 2007, the Fund held an investment in a restricted security amounting to $1,143,322 or 0.39% of total investments.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the Rule 144A securities are considered liquid and their market value amounted to $2,970,493 or 1.01% of total investments.
(d) Collateralized by $24,000,000 U.S. Treasury Bond, 5.25%, due 11/15/28, market value $25,621,380.
(e) Collateralized by $3,076,000 U.S. Treasury Bill, 3.545%, due 11/08/07, market value $3,060,620.
+     Non-income producing security.
ADR   American Depository Receipt
CVO   Contingent Value Obligation

               See accompanying notes to schedule of investments.

                            THE GABELLI UTILITY TRUST
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. SWAP AGREEMENTS. The Fund may enter into interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Swap agreements may involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts as follows. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on the Series B Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                            THE GABELLI UTILITY TRUST
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The Fund has entered into an interest rate swap agreement with Citibank N.A. Under the agreement, the Fund receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at September 30, 2007 are as follows:

                                                                       NET
    NOTIONAL                      FLOATING RATE*     TERMINATION    UNREALIZED
     AMOUNT      FIXED RATE   (RATE RESET MONTHLY)       DATE      APPRECIATION
  ------------   ----------   --------------------   -----------   ------------
  $ 25,000,000      4.00%            5.72%             06/02/10      $ 357,621

----------
*     Based on Libor (London Interbank Offered Rate).

                              TRUSTEES AND OFFICERS
                            THE GABELLI UTILITY TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES
Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT &
   CHIEF FINANCIAL OFFICER,
   KEYSPAN CORP.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

John D. Gabelli
   SENIOR VICE PRESIDENT,
   GABELLI & COMPANY, INC.

Robert J. Morrissey
   ATTORNEY-AT-LAW,
   MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

James E. McKee
   SECRETARY

Agnes Mullady
   TREASURER

David I. Schachter
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
Mellon Trust of New England, N.A.

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING
                                                        5.625%
                                           Common     Preferred
                                         ----------   ---------
NYSE-Symbol:                                 GUT       GUT PrA
Shares Outstanding:                      29,930,702   1,183,700

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series A Cumulative Preferred Shares in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI UTILITY TRUST
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                            SEPTEMBER 30, 2007

                                                                     GUT Q3/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 15, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date                       November 15, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.